Jacob Small Cap Growth Fund
Schedule of Investments (+)
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Auto Dealers & Gasoline Stations - 2.3%
Autohome, Inc. - ADR	5,400	$147,474

Biological Products (No Diagnostic Substances) - 7.0%
Beam Therapeutics, Inc.(a)	3,400	95,472
CRISPR Therapeutics AG(a)(b)	1,800	120,114
Krystal Biotech, Inc.(a)	1,572	163,850
Precision BioSciences, Inc.(a)	192,712	68,432
		447,868
Business Services - 7.7%
Digital Turbine, Inc.(a)	32,447	150,878
OptimizeRx Corp.(a)	31,535	299,898
Zhihu, Inc. - ADR(a)(b)	50,000	36,650
		487,426
Calculating and Accounting Machines (No Electronic Computers) - 3.9%
Cantaloupe, Inc.(a)	34,769	245,817

Computer Peripheral Equipment - 4.8%
Identiv, Inc.(a)	43,800	303,096

Computer Processing & Data Preparation - 10.8%
DouYu International Holdings Ltd. - ADR(a)	150,000	105,345
Doximity, Inc. - Class A(a)	12,200	283,650
HUYA, Inc. - ADR(a)	33,800	114,582
JOYY, Inc. - ADR	1,200	46,092
Nextdoor Holdings, Inc.(a)	85,500	136,800
		686,469
Computer Programming Services - 2.9%
HashiCorp, Inc. - Class A(a)	8,600	184,212

Computer Programming, Data Processing, Etc. - 3.9%
Braze, Inc. - Class A(a)	2,000	109,880
Confluent, Inc. - Class A(a)	6,600	140,052
		249,932
Finance Services - 1.3%
SoFi Technologies, Inc.(a)	11,600	84,564

Industrial Organic Chemicals - 0.7%
Codexis, Inc.(a)	20,146	47,544

Medical Laboratories - 3.3%
CareDx, Inc.(a)	21,317	206,988

Miscellaneous Amusement & Recreation - 11.8%
DraftKings, Inc. - Class A(a)	12,000	458,880
Inspired Entertainment, Inc.(a)	36,892	289,971
		748,851
Motion Picture & Video Tape Production - 3.8%
Thunderbird Entertainment Group, Inc.(a)	160,000	244,800

Patent Owners & Lessors - 2.9%
Immersion Corp.	28,591	185,270

Personal Services - 3.0%
Hello Group, Inc. - ADR	17,200	111,112
Rover Group, Inc.(a)	2,400	26,256
WM Technology, Inc.(a)	65,003	54,069
		191,437
Pharmaceutical Preparations - 10.8%
Apellis Pharmaceuticals, Inc.(a)	1,000	53,870
Arcturus Therapeutics Holdings, Inc.(a)	1,530	36,628
Harrow, Inc.(a)	15,114	139,502
Heron Therapeutics, Inc.(a)	181,697	223,488
Ideaya Biosciences, Inc.(a)	3,549	111,616
Schrodinger, Inc.(a)	3,900	121,251
		686,355
Real Estate - 8.1%
Porch Group, Inc.(a)	225,289	342,439
Zillow Group, Inc. - Class C(a)	4,300	176,042
		518,481
Semiconductors & Related Devices - 1.3%
Impinj, Inc.(a)	1,014	84,760

Surgical & Medical Instruments & Apparatus - 9.4%
Alphatec Holdings, Inc.(a)	27,563	327,173
Tela Bio, Inc.(a)	51,600	268,836
		596,009
TOTAL COMMON STOCKS (Cost $6,921,234)		6,347,353

MONEY MARKET FUNDS - 0.0%(c)	Shares	Value
First American Government Obligations Fund - Class X, 5.29%(d)	388	388
TOTAL MONEY MARKET FUNDS (Cost $388)		388

COLLATERAL FOR SECURITIES ON LOAN - 2.3%	Shares	Value
First American Government Obligations Fund - Class X, 5.29%(d)	144,827	144,827
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $144,827)		144,827

TOTAL INVESTMENTS - 102.0% (Cost $7,066,449)		$6,492,568
Liabilities in Excess of Other Assets - (2.0)%		(128,859)
TOTAL NET ASSETS - 100.0%		$6,363,709

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $130,740 which represented 2.1% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)

Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Small Cap Growth Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgement of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under valuation procedures approved by the Board.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Jacob Small Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,347,353	$–	$–	$6,347,353
Money Market Funds	388	–	–	388
Collateral for Securities on Loan(a)	144,827	–	–	144,827
Total Investments	$6,492,568	$–	$–	$6,492,568

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.